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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
             13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES
                                   THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

     Stephen W. Kidder
Name of Institutional Investment Manager

     Hemenway & Barnes     60 State Street     Boston,        MA       02109
     Business Address          (Street)         (City)     (State)     (Zip)

     (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2008.

                                             Stephen W. Kidder
                                             -----------------------------------
                                             (Name of Institutional
                                             Investment Manager)


                                             -----------------------------------
                                             (Manual Signature of Person
                                             Duly Authorized to Submit
                                             This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:   Name:                   13F File No.:
-----                    -------------   -----                   -------------
1. Brian C. Broderick    28-11136        6.  __________            __________
2. Michael B. Elefante   28-06281        7.  __________            __________
3. Timothy F. Fidgeon    28-06169        8.  __________            __________
4. Michael J. Puzo       28-06165        9.  __________            __________
5. Kurt F. Somerville    28-10379        10. __________            __________

* Refers to manager number on attached detail in Item 7.

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
AS OF MARCH 31, 2008                       FORM 13F                    SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------  --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------  --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
A F L A C INC            COMMON STOCK    001055102     437114      6730          XX                  6730
ABBOTT LABS              COMMON STOCK    002824100     756382     13715          XX                 13715
AMGEN INC                COMMON STOCK    031162100     293713      7030          XX                  7030
APTARGROUP INC           COMMON STOCK    038336103     850621     21850          XX                 21850
AUTOMATIC DATA
   PROCESSING            COMMON STOCK    053015103     587949     13870          XX                 13870
B P PLC ADR              COMMON STOCK    055622104     777594     12821          XX                 12821
BERKSHIRE HATHAWAY
   INC                   CLASS B         084670207     469655       105          XX                   105
CANADIAN NATIONAL
   RAILWAY CO            COMMON STOCK    136375102     722384     14950          XX                 14950
CATERPILLAR INC          COMMON STOCK    149123101     626320      8000          XX                  8000
CHEVRON CORP             COMMON STOCK    166764100     720012      8435          XX                  8435
CHUBB CORPORATION        COMMON STOCK    171232101     573968     11600          XX                 11600
CISCO SYS INC            COMMON STOCK    17275R102     271615     11275          XX                 11275
COCA COLA CO             COMMON STOCK    191216100     477830      7850          XX                  7850
E M C CORP               COMMON STOCK    268648102     552879     38555          XX                 38555
EMERSON ELECTRIC CO      COMMON STOCK    291011104     919848     17875          XX                 17875
ENCANA CORP              COMMON STOCK    292505104    1415389     18685          XX                 18685
EXXON MOBIL CORP         COMMON STOCK    30231G102    1672908     19779          XX                 19779
GENERAL ELECTRIC CO      COMMON STOCK    369604103    2158830     58331          XX                 58331

AS OF MARCH 31, 2008                       FORM 13F                    SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------  --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------  --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
GROUPE DANONE            SPONSORED ADR   399449107     254890     14200          XX                 14200
HELMERICH & PAYNE INC    COMMON STOCK    423452101     360899      7700          XX                  7700
HEWLETT PACKARD CO       COMMON STOCK    428236103     356148      7800          XX                  7800
INTEL CORPORATION        COMMON STOCK    458140100    1112903     52545          XX                 52545
JOHNSON & JOHNSON        COMMON STOCK    478160104    1603262     24715          XX                 24715
LINCOLN NATL CORP IND    COMMON STOCK    534187109     870272     16736          XX                 16736
MERCK & CO INC           COMMON STOCK    589331107     371910      9800          XX                  9800
MICROSOFT CORP           COMMON STOCK    594918104     726954     25615          XX                 25615
NOKIA CORP ADR A         COMMON STOCK    654902204     555434     17450          XX                 17450
NOVARTIS AG ADR          COMMON STOCK    66987V109     601184     11735          XX                 11735
NOVO NORDISK A/S ADR     COMMON STOCK    670100205     354509      5120          XX                  5120
PEPSICO INC              COMMON STOCK    713448108     400710      5550          XX                  5550
PROCTER & GAMBLE CO      COMMON STOCK    742718109    2137275     30502          XX                 30502
ROCKWELL AUTOMATION
   INC                   COMMON STOCK    773903109     241164      4200          XX                  4200
ROCKWELL COLLINS INC     COMMON STOCK    774341101     240030      4200          XX                  4200
ROYAL DUTCH SHELL PLC    SPONSORED ADR   780259206     206940      3000          XX                  3000
                         REPSTG A SHARES
SNAP ON INC              COMMON STOCK    833034101     205943      4050          XX                  4050
SYSCO CORP               COMMON STOCK    871829107     560086     19300          XX                 19300

AS OF MARCH 31, 2008                       FORM 13F                    SEC FILE # STEPHEN W. KIDDER \ 28-11134

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:    ITEM 6:    ITEM 7:      ITEM 8:
-------                  --------------  --------- ----------- --------- ----------- -------- ----------------
                                                               SHARES OR                      VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL  INVESTMENT          ----------------
NAME OF ISSUER           TITLE OF CLASS    NUMBER     VALUE      AMOUNT   DISCRETION MANAGERS  (A)   (B)   (C)
--------------           --------------  --------- ----------- --------- ----------- -------- ---- ------ ----
                                                                         (A) (B) (C)          SOLE SHARED NONE
                                                                         --- --- ---          ---- ------ ----
3 M COMPANY              COMMON STOCK    88579Y101    1117202     14115          XX                 14115
WELLS FARGO & CO (NEW)   COMMON STOCK    949746101     249533      8575          XX                  8575
WYETH                    COMMON STOCK    983024100     288144      6900          XX                  6900
ZIMMER HOLDINGS INC      COMMON STOCK    98956P102     303265      3895          XX                  3895
ZIONS BANCORP            COMMON STOCK    989701107     204975      4500          XX                  4500
AGGREGATE TOTAL                                    27,608,643